Commitments and Contingencies - Pension and Other Post-Retiremnt (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Maximum Monthly Salary Amount Relating To Unfair Dismissal	$ 8,200	€ 6,000
Retirement benefits, noncurrent	494,000		551,000
Defined Benefit Plan, Contributions by Employer	$ 12,000